ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Syngenta Seedcare agreement (Details) - USD ($)				12 Months Ended
	Mar. 31, 2023	Oct. 06, 2022	Sep. 12, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Revenues from contracts with customers				$ 419,446,439	$ 328,455,588	$ 206,697,620
Rolling period to receive minimum profits			2 years
Agreement with syngenta crop protection
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Agreement term			10 years
Upfront payment received		$ 50,000,000
Revenues from contracts with customers	$ 32,900,000
Current accruals and current deferred income including current contract liabilities	$ 17,100,000
Minimum profit target			$ 230,000,000
Syngenta's contribution to R&D investment			70.00%
Maximum penalty amount for breaches of the Agreement			$ 30,000,000
Annual reduction of penalty for breaches of the Agreement			$ 3,000,000
Agreement with syngenta crop protection | Minimum
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Royalty of gross profit Syngenta pays Bioceres (as a percent)			30.00%
Agreement with syngenta crop protection | Maximum
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Royalty of gross profit Syngenta pays Bioceres (as a percent)			50.00%